Fair Value Schedule of Impaired Financing Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Book Value Of Impaired Loans Carried At Fair Value	$ 6,503	$ 3,577
Partial Charge-Offs On Impaired Loans carried at Fair Value	3,630	2,780
Impaired Financing Receivable, Related Allowance	2,273	684
Impaired loans carried at fair value	6,399	3,574
Impaired Financing Receivable, loans not held at Fair Value, Recorded Investment	41,641	52,987
Partial Charge-offs on Impaired Loans carried at Cost	7,616	7,260
impaired Financing Receivable, loans not held at Fair Value, Carrying Amount	39,472	52,306
Recorded investment	48,144	56,564	$ 70,426
Partial charge-offs on impaired loans	11,246	10,040
Individually evaluated for impairment	2,273	684
Impaired Financing Receivable, Carrying Value	45,871	55,880
Financing Receivable, not collateral dependent [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	2,169	681
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	$ 104	$ 3